Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Schedule of basic and diluted net loss per ordinary shares

The following tables provide the calculation of basic and diluted net loss per ordinary share for the three months and nine months ended September 30, 2024, and September 30, 2023:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023

Numerator:
Net loss	$(4,961,006)	$(3,830,445)	$(11,810,167)	$(10,911,259)

Denominator:
Weighted average ordinary shares outstanding	38,163,168	33,980,753	35,374,891	33,980,753

Basic and diluted net (loss) per share	$(0.13)	$(0.11)	$(0.33)	$(0.32)

Schedule of fair assumptions of awards granted

For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (26.65% to 42.32%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.03 years to 2.03 years)

Exercise Price ($Nil)

Stock price at grant date ($6.22)

Weighted Average Fair Value of 1 Share ($5.78)

Schedule of computation of diluted loss per share

The following table conveys the number of shares that may potentially be dilutive ordinary shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share:

	September 30, 2024	September 30, 2023

Warrants	17,932,892	-
Convertible bonds (treasury stock method)	204,167	2,736,287

Schedule of financial liability reported at fair value and measured on a recurring basis

The following table provides the financial liability reported at fair value and measured on a recurring basis at September 30, 2024:

	September 30, 2024
Description	Total	Level 1	Level 2	Level 3

Convertible Note	$1,750,000	$-	$-	$1,750,000

Schedule of assumptions used in determining the fair value convertible note

The assumptions used in determining the fair value of the Company’s outstanding convertible note for the period ended September 30, 2024, is as follows:

September 30, 2024

Risk-free interest rate	3.81%
Volatility	37.42%
Expected life (years)	1.4

InFint Acquisition Corporation [Member]
Schedule of reconciliation of ordinary share subject to possible redemption

The amount of Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Class A ordinary shares subject to possible redemption at January 1, 2022	$202,998,782
Accretion of carrying value to initial redemption value	5,934,098
Class A ordinary shares subject to possible redemption at December 31, 2022	$208,932,880
Accretion of carrying value to initial redemption value	7,715,207
Redemption of Class A Ordinary Shares	(133,124,975)
Class A ordinary shares subject to possible redemption at December 31, 2023	$83,523,112

Schedule of basic and diluted net loss per ordinary shares

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the year ended December 31, 2023		For the year ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$2,003,234	$1,165,646	$(860,883)	$(251,081)
Denominator:
Basic and diluted weighted average common shares	10,024,516	5,833,083	19,999,880	5,833,083
Basic and diluted net income (loss) per ordinary share	$0.20	$0.20	$(0.04)	$(0.04)

Seamless Group Inc [Member]
Schedule of fair assumptions of awards granted

The Company estimates the fair value of awards using a binomial pricing model. The Company accounts forfeitures as they occur. For the awards granted on July 29, 2022, the following assumptions were used in the model:

Expected Volatility (39.84% to 43.74%)

Expected Dividend Yield (0%)

Expected Time to Liquidity (0.92 years to 2.92 years)

Exercise Price ($Nil)

Stock price at grant date ($6.55)

Weighted Average Fair Value of 1 Share ($5.73)

Schedule of depreciation of equipment and software straight line method

Depreciation of equipment is calculated using the straight-line method with no residual values over their estimated useful lives, as follows:

Office equipment	10%
Furniture and fittings	10%
Renovation	10%
Signboard	10%
Computer peripherals	33%
Electrical installation	10%
Mobile phone	33%
Motor vehicle	20%
Air conditioners	10%
Store equipment	20%